Note 5 - Notes Payable (Details Textual) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 17, 2020	Feb. 28, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from Notes Payable, Total					$ 0	$ 170,200	$ 170,200	$ 0
Interest Expense, Total			$ (0)	$ 134,427	1,286	142,722	143,524	4,495
Paycheck Protection Program CARES Act [Member]
Proceeds from Notes Payable, Total	$ 170,200
Interest Expense, Debt, Total			0	429	653	774	1,203
Senior Notes [Member]
Debt Instrument, Term (Year)		5 years
Proceeds from Notes Payable, Total		$ 50,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Long-Term Debt, Maturity, Year One							12,487
Long-Term Debt, Maturity, Year Two							13,126
Long-Term Debt, Maturity, Year Three							2,252
Interest Expense, Total							$ 1,727	$ 2,097
Interest Expense, Debt, Total			$ 0	$ 411	$ 633	$ 1,344